EQUITY	6 Months Ended
Jun. 30, 2019
Equity [abstract]
EQUITY
EQUITY
The partnership’s capital structure is comprised of six classes of partnership units: GP Units, LP Units, redeemable/exchangeable partnership units of the Operating Partnership (“Redeemable/Exchangeable Partnership Units”), special limited partnership units of the Operating Partnership (“Special LP Units”), limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP Units”) and BPR Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 (“Preferred Equity Units”) in the first quarter of 2019.

a)	General and limited partnership equity
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Outstanding, beginning of period	139	139	424,198	254,989
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	109,702
Exchange LP Units exchanged	—	—	49	7,770
BPR Units exchanged	—	—	22,957	56,166
Distribution Reinvestment Program	—	—	105	175
Issued under unit-based compensation plan	—	—	785	57
Repurchase of LP Units	—	—	(16,662)	(4,661)
Outstanding, end of period	139	139	431,432	424,198

b)	Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 432,649,105 Redeemable/Exchangeable Partnership Units outstanding at June 30, 2019 and December 31, 2018.

Special limited partnership units
Brookfield Property Special L.P. (“Special L.P.”) is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at June 30, 2019 and December 31, 2018.

c)	Limited partnership units of Brookfield Office Properties Exchange LP
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing on the seventh anniversary of June 9, 2014, the completion of the acquisition of the remaining common shares of BPO, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2019	Dec. 31, 2018
Outstanding, beginning of period	3,308	11,078
Exchange LP Units exchanged(1)	(49)	(7,770)
Outstanding, end of period	3,259	3,308

(1)
Exchange LP Units that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)	Class A shares of Brookfield Property REIT Inc.
BPR Units were issued to former GGP common shareholders who elected to receive BPR Units as consideration. Each BPR Unit is structured to provide an economic return equivalent to an LP Unit. The holder of a BPR Unit has the right, at any time, to request the share be redeemed for cash equivalent to the value of an LP Unit. In the event the holder of a BPR Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with an LP Unit rather than cash. As a result, BPR Units participate in earnings and distribution on a per unit basis equivalent to the per unit participation of LP Units. The partnership presents BPR Units as a component of non-controlling interest.

The following table presents changes to the BPR Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Jun. 30, 2019	Dec. 31, 2018
Outstanding, beginning of period	106,090	—
Issued on August 28, 2018 for the acquisition of GGP	—	162,324
BPR Units exchanged(1)	(22,957)	(56,166)
Repurchases of BPR Units	(4,680)	—
Forfeitures	(14)	(68)
Outstanding, end of period	78,439	106,090

(1)
BPR Units issued for the acquisition of GGP that have been exchanged for LP Units. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPR Units.

e)	Class A Cumulative Redeemable Perpetual Preferred Units, Series 1
During the six months ended June 30, 2019, the partnership issued 7,360,000 Preferred Equity Units, at $25.00 per unit at a coupon rate of 6.5%. In total $184 million of gross proceeds were raised and $6 million in underwriting and issuance costs were incurred. There were 7,360,000 Preferred Equity Units outstanding with a carrying value of $178 million at June 30, 2019.

f)	Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2019	2018	2019	2018
Limited Partners	$140	$80	$281	$160
Holders of:
Redeemable/Exchangeable Partnership Units	144	136	286	273
Special LP Units	1	2	3	3
Exchange LP Units	1	4	2	7
BPR Units	29	—	63	—
Total	$315	$222	$635	$443
Per unit(1)	$0.330	$0.315	$0.660	$0.630

(1)	Per unit outstanding on the distribution record date.

g)	Earnings per unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2019	2018	2019	2018
Net income attributable to limited partners	$57	$194	$203	$386
Income reallocation related to mandatorily convertible preferred shares	6	31	19	62
Less: Preferred share dividends	(3)	—	(3)	—
Net income attributable to limited partners – basic	60	225	219	448
Dilutive effect of conversion of preferred shares and options(1)	—	10	—	19
Net income attributable to limited partners – diluted	$60	$235	$219	$467

(in millions of units/shares)
Weighted average number of LP Units outstanding	421.0	256.0	423.7	255.5
Mandatorily convertible preferred shares	70.0	70.0	70.0	70.0
Weighted average number of LP Units - basic	491.0	326.0	493.7	325.5
Dilutive effect of the conversion of preferred shares and options(1)	0.1	19.6	0.1	18.4
Weighted average number of LP units outstanding - diluted	491.1	345.6	493.8	343.9

(1)
The effect of the conversion of capital securities, which would have resulted in 4.4 million and 13.0 million potential LP Units, would have been anti-dilutive and is therefore excluded from the weighted average number of LP Units outstanding for the purposes of diluted net income per LP Unit for the three and six months ended June 30, 2019.